Label	Element	Value
SEQUOIA FUND INC
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	SEQUOIA FUND, INC.
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	10.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund’s investment objective is long-term growth of capital. In pursuing this objective, the Fund focuses on investing in equity securities that it believes are undervalued at the time of purchase and have the potential for growth. A guiding principle is the consideration of equity securities, such as common stock, as units of ownership of a business and the purchase of them when the price appears low in relation to the value of the total enterprise.
No weight is given to technical stock market studies. The balance sheet and earnings history and prospects of each company are extensively studied to appraise fundamental intrinsic value. The Fund normally invests in equity securities of U.S. and non-U.S. companies. The Fund may invest in securities of issuers with any market capitalization. The Fund may sell the security of an issuer for a variety of reasons, including when the issuer shows deteriorating fundamentals, its earnings progress falls short of the Adviser’s expectations or its valuation appears excessive relative to its expected future earnings.
Ordinarily, the Fund’s portfolio is invested in equity securities of U.S. and non-U.S. companies. The Fund is not required, however, to be fully invested in equity securities and, in fact, usually maintains a portion of its total assets in cash or securities generally considered to be cash equivalents, including, but not limited to, short-term U.S. Government securities. Depending upon market conditions, cash reserves may be a significant percentage of the Fund’s net assets. The Fund is classified as non-diversified.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Bar Chart and Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and the table shown below provide an indication of the historical risk of an investment in the Fund by showing changes in the Fund’s performance from year-to-year over a 10-year period and by showing how the Fund’s average annual returns for one, five, and ten years compare to the Standard & Poor’s 500 Index (“S&P 500 Index”), a broad-based securities market index. The Fund’s past performance, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table shown below provide an indication of the historical risk of an investment in the Fund by showing changes in the Fund’s performance from year-to-year over a 10-year period and by showing how the Fund’s average annual returns for one, five, and ten years compare to the Standard & Poor’s 500 Index (“S&P 500 Index”), a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 27.21% (2nd quarter 2020) and the lowest return for a quarter was -22.17% (1st quarter 2020).
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	27.21%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(22.17%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are estimates, which are calculated using the highest historical individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns are estimates, which are calculated using the highest historical individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

SEQUOIA FUND INC | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the Fund.
SEQUOIA FUND INC | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SEQUOIA FUND INC | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk.   This is the risk that the market values of the Fund’s investments will decline, perhaps sharply and unpredictably, or fail to rise, for various reasons including changes or potential or perceived changes in U.S. or foreign economies, financial markets, interest rates, the liquidity of investments and other factors including terrorism, war, tariffs, natural disasters and public health events and crises, including disease/virus outbreaks, epidemics and pandemics. The resulting short-term and long-term effects and consequences of such events and factors on global and local economies and specific countries, regions, businesses, industries and companies cannot necessarily be foreseen or predicted. You may lose money by investing in the Fund. Advancements in technology may adversely impact markets and the overall performance of the Fund. For example, as artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.

SEQUOIA FUND INC | Value Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Value Investing Risk.   Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misgauged. Such securities may decline in value even though they are already undervalued.

SEQUOIA FUND INC | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversification Risk.   The Fund is “non-diversified,” meaning that it invests its assets in a smaller number of companies than many other funds. As a result, your investment in the Fund has the risk that changes in the value of a single security may have a significant effect, either negative or positive, on the Fund’s net asset value per share (“NAV”).

SEQUOIA FUND INC | Foreign (Non-U.S.) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign (Non-U.S.) Risk.   This is the risk that the value of the Fund’s investments in securities of foreign issuers will be affected adversely by foreign economic, social and political conditions and developments or by the application of foreign legal, regulatory, accounting and auditing standards or foreign taxation policies or by currency fluctuations and controls. The risks to the Fund and, therefore, to your investment in the Fund, of investing in foreign securities include expropriation, settlement difficulties, market illiquidity and higher transaction costs. The prices of foreign securities may move in a different direction than the prices of U.S. securities. In addition, the prices of foreign securities may be more volatile than the prices of U.S. securities.

SEQUOIA FUND INC | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk.   This refers to the risk that securities that trade or are denominated in currencies other than the U.S. Dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. Dollar relative to a foreign currency will generally cause the U.S. Dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. Dollar and the respective foreign currency.

SEQUOIA FUND INC | Growth Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Growth Company Risk.   The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings or cash flow expectations, and can be more volatile than the market in general.

SEQUOIA FUND INC | Small-Cap and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small-Cap and Mid-Cap Company Risk.   Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies may be engaged in business within a narrow geographic region, be less well-known to the investment community and have more volatile share prices. These companies often lack management depth and have narrower market penetrations, less diverse product lines and fewer resources than larger companies. Moreover, the securities of such companies often have less market liquidity and, as a result, their stock prices often react more strongly to changes in the marketplace.

SEQUOIA FUND INC | Risks of Investing in a Managed Fund [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Risks of Investing in a Managed Fund.   Performance of individual securities can vary widely. The investment decisions of the Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. The Adviser may be incorrect in assessing a particular industry or company, including the anticipated earnings growth of the company. The Adviser may not buy securities at the lowest possible prices or sell securities at the highest possible prices. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

SEQUOIA FUND INC | Illiquid Investments Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Illiquid Investments Risk.   When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

SEQUOIA FUND INC | Capital Gain Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Capital Gain Risk.   As of the date of this Prospectus, a substantial portion of the Fund’s NAV is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. If such distribution is reinvested in Fund shares, any such income or gain will increase the tax basis of your shares, which will reduce the amount of gain or increase the amount of loss you recognize on a disposition of your shares.

SEQUOIA FUND INC | SEQUOIA FUND INC
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.11%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,352
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
SEQUOIA FUND INC
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(6.90%)
Annual Return [Percent]	oef_AnnlRtrPct	20.07%
Annual Return [Percent]	oef_AnnlRtrPct	(2.62%)
Annual Return [Percent]	oef_AnnlRtrPct	29.12%
Annual Return [Percent]	oef_AnnlRtrPct	23.33%
Annual Return [Percent]	oef_AnnlRtrPct	25.48%
Annual Return [Percent]	oef_AnnlRtrPct	(30.52%)
Annual Return [Percent]	oef_AnnlRtrPct	27.83%
Annual Return [Percent]	oef_AnnlRtrPct	20.79%
Annual Return [Percent]	oef_AnnlRtrPct	22.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.04%
SEQUOIA FUND INC | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.36%
SEQUOIA FUND INC | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.83%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.10%

[1]	It is the intention of Ruane Cunniff L.P. (the “Adviser”) to ensure the Fund does not pay in excess of 1.00% in Net Annual Fund Operating Expenses. This expense reimbursement obligation is a provision of the Adviser’s investment advisory contract with the Fund and the reimbursement obligation will be in effect only so long as that investment advisory contract is in effect.